Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046

713 626 1919 www.invesco.com/us
September 21, 2012
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Investment Securities Funds (Invesco Investment Securities Funds) CIK No. 0000842790
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Fund”) that the Prospectuses and the Statements of Additional Information relating to the Class A, Class A2, Class AX, Class B, Class BX, Class C, Class CX, Class R, Class R5, Class R6, Class Y, Invesco Cash Reserve shares and Investor Class shares, as applicable, of Invesco Corporate Bond Fund, Invesco Dynamics Fund, Invesco Global Real Estate Fund, Invesco High Yield Fund, Invesco High Yield Securities Fund, Invesco Limited Maturity Treasury Fund, Invesco Money Market Fund, Invesco Municipal Bond Fund, Invesco Real Estate Fund, Invesco Short Term Bond Fund and Invesco U.S. Government Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 60 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 60 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on September 21, 2012.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at 713-214-7888.
Sincerely,
/s/ Peter A. Davidson
Peter A. Davidson
Counsel